Employee benefit plans - Schedule of Expected Benefit Plan Payments (Details)	Dec. 31, 2023 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2024	$ 7,404
2025	8,822
2026	16,239
2027	30,756
2028	39,932
2029-2033	381,364
Defined benefit plan expected future benefit payments	$ 484,517